Equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 26, 2021 $ / shares shares	Sep. 30, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) shares	Sep. 01, 2022	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares
Ordinary shares, issued shares | shares			56,000,000	56,000,000		56,000,000	56,000,000	50,000,000
Ordinary shares value			¥ 36	$ 5		¥ 36	$ 6	$ 5
Contribution from noncontrolling shareholders | ¥			3,500
Sincerity and Compassion Health Management Center
Equity interest purchased					65.00%
Additional capital investment to be made by entity | ¥		¥ 6,500
Additional capital investment to be made by minority shareholders | ¥			¥ 68
Contribution from noncontrolling shareholders | ¥		¥ 3,500
Sincerity and Compassion Health Management Center | Sincerity and Compassion Health Management Center
Equity interest held by entity		65.00%
Equity interest held by minority shareholders		35.00%
ADS
Number of ordinary shares per ADS | shares	2
IPO | ADS
Number of American depository shares issued | shares	3,000,000
ADS price per share | $ / shares	$ 10.00
Number of ordinary shares per ADS | shares	2